Loan Sales And Securitizations (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loan Sales And Securitizations [Abstract]
Single-family residential mortgage loans transferred		$ 221.6	$ 260.5	$ 830.7
Net pre-tax gains on sale of residential mortgage loan		4.4	6.0	16.9
Percentage of single-family mortgage loans received as fees		0.29%	0.29%
Percentage of outstanding balance generating for annual servicing inclusive excess interests		0.34%	0.34%
Percentage of HELOC and home equity loans received as fees		0.50%	0.50%
Percentage variation in assumptions that can not necessarily be extrapolated		10.00%
non performing permanent mortgages transferred	187.7
Unpaid Principal Balance After Partial ChargeOffs And Locom	126.0
Net Pre Tax Losses Related To Loan Sale	$ 29.8